Other Receivables and Loans to Others - Schedule of Loans to Others (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans to Others [Line Items]
Loans to others	$ 276	$ 376
Loan to Safee [Member]
Schedule of Loans to Others [Line Items]
Loans to others		126
Loan to Metagramm [Member]
Schedule of Loans to Others [Line Items]
Loans to others	$ 276	$ 250